RELATED PARTIES (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 22, 2017
Related Party Transaction [Line Items]
Related party consideration				$ 431
Research and development expense		$ 6,232		$ 431
Executive Officer [Member]
Related Party Transaction [Line Items]
Option grants	54,144
Exercise price	$ 5.57
Controlling Shareholder [Member]
Related Party Transaction [Line Items]
Number of share in consideration					2